DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2026
Deposits Prepayments And Other Receivables Net
SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

Deposits, prepayments and other receivables, net consist of the following:

	As of
	June 30, 2026	December 31, 2025
Deposits	$18,483	$21,932
Prepayments	123,535	122,368
Other receivables	40,405	40,670
	182,423	184,970
Less: allowance for expected credit losses	(1,275)	—
Total	$181,148	$184,970

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit losses is as follows:

	As of
	June 30, 2026	December 31, 2025
Balance at beginning, January 1	$—	$(1,749,619)
Allowance for expected credit losses	(1,275)	(407,081)
Written-off as uncollectible	—	2,156,979
Foreign currency translation	—	(279)
Balance at end of period	$(1,275)	$—